Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
Asset, Held-in-Trust, Noncurrent	$ 239,042,295	$ 0
Change in fair value of PIPE subscription agreements liability	307,964
PIPE Subscription Agreements Liability	15,274,088	$ 0
US Treasury Securities [Member]
Fair Value Measurements [Line Items]
Asset, Held-in-Trust, Noncurrent	$ 239,042,295